Interest-bearing loans and borrowings - short term (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Summary of short term Interest-bearing loans and borrowings

	As at March 31,
	2022	2023	2023
	(INR)	(INR)	(USD)
Working capital term loan (secured)	4,480	13,541	165
Acceptances (secured)	4,605	24,426	297
Buyer's / supplier's credit (secured)	5,400	—	—
Term loan from banks and financial institutions (secured)	—	4,556	55
Total #	14,485	42,523	517